SUPPLEMENT DATED NOVEMBER 23, 1999 TO PROSPECTUSES*



	The following information supplements the information set forth in the Prospectus under "More about deferred sales charges":

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

- ------------
*Prospectuses dated:

CONCERT INVESTMENT SERIES						February 28, 1999
	EMERGING GROWTH FUND
	GOVERNMENT FUND
	GROWTH FUND
	GROWTH AND INCOME FUND
	INTERNATIONAL EQUITY FUND
	MID CAP FUND
	MUNICIPAL BOND FUND
SMITH BARNEY ADJUSTABLE RATE
	GOVERNMENT INCOME FUND					September 28, 1999
SMITH BARNEY APPRECIATION FUND					April 30, 1999
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.               	September 28, 1999
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC		June 28, 1999
SMITH BARNEY CONCERT ALLOCATION SERIES INC
	BALANCED PORTFOLIO						June 1, 1999
	CONSERVATIVE PORTFOLIO					June 1, 1999
	GROWTH PORTFOLIO						June 1, 1999
	HIGH GROWTH PORTFOLIO					June 1, 1999
	INCOME PORTFOLIO						June 1, 1999
	GLOBAL PORTFOLIO						June 1, 1999
SMITH BARNEY EQUITY FUNDS						May 31, 1999
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.		January 28, 1999


SMITH BARNEY FUNDS, INC.
	LARGE CAP VALUE FUND					April 30, 1999
	U.S.GOVERNMENT SECURITIES FUND				April 30, 1999
SMITH BARNEY INCOME FUNDS
	SMITH BARNEY PREMIUM TOTAL RETURN FUND		April 30, 1999
SMITH BARNEY INVESTMENT FUNDS INC.
	CONCERT PEACHTREE GROWTH FUND			April 30, 1999
	SMITH BANREY GOVERNEMENT SECURITIES FUND	April 30, 1999
	SMITH BARNEY CONTRARIAN FUND				April 30, 1999
	SMITH BARNEY HANSBERGER GLOBAL
		SMALL CAP VALUE FUND				August 30,1999
	SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 30, 1999
	SMITH BARNEY INVESTMENT GRADE BOND FUND		April 30, 1999
	SMITH BANREY PREMIER SELECTIONS FUND		July 16, 1999
	SMITH BARNEY SMALL CAP GROWTH FUND			October 11, 1999
	SMITH BARNEY SMALL CAP VALUE FUND			December 28, 1998
SMITH BARNEY INVESTMENT TRUST
	SMITH BARNEY INTERMEDIATE MATURITY
	CALIFORNIA MUNICIPALS FUND			March 30, 1999
	SMITH BARNEY INTERMEDIATE MATURITY
	NEW YORK MUNICIPALS FUND				March 30, 1999
	SMITH BARNEY LARGE CAPITALIZATION
	GROWTH FUND						March 30, 1999
	SMITH BARNEY MID CAP BLEND FUND			March 30, 1999
SMITH BARNEY MANAGED MUNICIPALS FUND INC.		June 28, 1999
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND		March 30, 1999
SMITH BARNEY MUNI FUNDS
	FLORIDA PORTFOLIO						July 29, 1999
	GEORGIA PORTFOLIO						July 29, 1999
	LIMITED TERM PORTFOLIO					July 29, 1999
	NATIONAL PORTFOLIO						July 29, 1999
	NEW YORK PORTFOLIO						July 29, 1999
	PENNSYLVANIA PORTFOLIO					July 29, 1999

SMITH BARNEY NATURAL RESOURCES FUND			February 26, 1999
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.		July 29, 1999
SMITH BARNEY OREGON MUNICIPALS FUND			August 27, 1999
SMITH BARNEY SMALL CAP BLEND FUND, INC.			April 30, 1999
SMITH BARNEY WORLD FUNDS, INC.					February 28, 1999

FD 01757